INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax balances and movements
Beginning balance	$ (7,547)	$ (7,796)
Net Income	156	324
Other Comprehensive Income	(345)	(213)	$ (107)
Other	49	604
Acquisitions/ Dispositions	(1,903)	(466)
Ending balance	(9,590)	(7,547)	(7,796)
Deferred income tax assets related to non-capital losses and capital losses
Deferred income tax balances and movements
Beginning balance	2,143	2,162
Net Income	63	188
Other Comprehensive Income	0	0
Other	(29)	(207)
Acquisitions/ Dispositions	(42)	0
Ending balance	2,135	2,143	2,162
Deferred income tax liabilities related to differences in tax and book basis, net
Deferred income tax balances and movements
Beginning balance	(9,690)	(9,958)
Net Income	93	136
Other Comprehensive Income	(345)	(213)
Other	78	811
Acquisitions/ Dispositions	(1,861)	(466)
Ending balance	$ (11,725)	$ (9,690)	$ (9,958)